Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables, Net [Abstract]
Schedule of trade and other payables, net
	As of December 31
	2022	2021
Trade payables	$81,477	$70,167

Other payables
Trade current accounts	808	3,259
Interest payable	3,307	1,870
Withholdings and payroll contributions	2,512	6,619
Others	2,082	3,466
Total other payables	8,709	15,214
Total accounts payable	$90,187	$85,381